Premises and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 155,549	¥ 151,550	¥ 160,231
Premises and equipment under capital leases, accumulated depreciation and amortization	1,143,608	1,110,962
Premises and equipment under capital leases
Property, Plant and Equipment [Line Items]
Premises and equipment under capital leases	51,681	49,727
Premises and equipment under capital leases, accumulated depreciation and amortization	¥ 28,209	¥ 27,830